Share Capital (Details) - 2											1 Months Ended	12 Months Ended
	Oct. 31, 2023 $ / shares shares	Jul. 13, 2023 USD ($) shares	Jun. 28, 2023 USD ($)	Mar. 30, 2023 USD ($) $ / shares shares	Jan. 19, 2023 USD ($) $ / shares shares	Jul. 12, 2022 USD ($) $ / shares shares	Apr. 13, 2022 USD ($) $ / shares shares	Mar. 09, 2022 USD ($) $ / shares shares	Jan. 11, 2022 shares	Jan. 01, 2022 USD ($) $ / shares	Mar. 30, 2023 $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Jun. 30, 2023 shares
Share Capital (Details) - 2 [Line Items]
Number of stock option issued							770					1,136	29
Reverse stock split	(17,143 post 7-1 reverse split)					($367.71-$0.5248 before the 1-100 and 1-7 reverse splits per share)	(795,000 before the 1-100 and 1-7 reverse splits)			($2.724 before the 1-100 and 1-7 reverse splits per option)	24,453 (17,116,987 before the 1-100 and 1-7 reverse splits)
Stock option issued													20,000
Stock option (in Dollars) | $				$ 133	$ 133					$ 2,800
Stock option exercise price (in Dollars per share) | $ / shares										$ 4
Fair value granted (in Dollars) | $							$ 475,888			$ 54,480
Fair value options (in Dollars) | $										$ 1,878
Exercise price per share (in Dollars per share) | $ / shares							$ 1.1
Reverse split												( $418.91-$0.5986 before the 1-100 and 1-7 reverse splits per share)
Description of initial public offering						the Company granted 471 (330,000 before the 1-100 and 1-7 reverse splits) stock options, at an exercise price of $770 ($1.10 before the 1-100 and 1-7 reverse splits) per share, and 171 (120,000 before the 1-100 and 1-7 reverse splits RSU’s to employees and consultants with a fair value of $770 ($1.10 before the 1-100 and 1-7 reverse splits) per share.
Restricted share unit granted						43
Stock option vested						11
Number of shares issued		73,500		30,045	2,989,130		836	643			30,045
Exercise price of common shares (in Dollars) | $		$ 2,315,250	$ 2,250,000		$ 140	$ 770	$ 770	$ 721				$ 5,780,750	$ 24,067,763
Exercise price (in Dollars per share) | $ / shares	$ 4.55				$ 0.23	$ 1.1	$ 1.1				$ 0.2		$ 105
Value, per share (in Dollars per share) | $ / shares	$ 4.55						$ 1.1	$ 1.03
Granted fair value (in Dollars) | $						$ 770
Warrants issued	120,000								1,863			66,237
Strike price	110.00%											5.005%
RSU [Member]
Share Capital (Details) - 2 [Line Items]
Number of stock option issued						171
Reverse stock split						1-100 and 1-7 reverse splits
RSU's Granted						120,000
Number of shares issued								2,571
Common Shares [Member]
Share Capital (Details) - 2 [Line Items]
Reverse stock split	$0.715 pre-split ($5.005 post split)					1-100 and 1-7 reverse splits						434,783 before the 1-100 and 1-7 reverse splits
Stock option vested						129
Number of shares issued	267,143
Value, per share (in Dollars per share) | $ / shares	$ 0.65
One to Hundred and One to Seven Reverse Splits Four [Member]
Share Capital (Details) - 2 [Line Items]
Reverse stock split						($1.10 before the 1-100 and 1-7 reverse splits)
Number of shares issued															3,915,000
Exercise price (in Dollars per share) | $ / shares					$ 0.2
Executives and Employees [Member]
Share Capital (Details) - 2 [Line Items]
Reverse stock split							($1.10 before the 1-100 and 1-7 reverse splits)
Restricted Share Units [Member] | One to Hundred and One to Seven Reverse Splits Four [Member]
Share Capital (Details) - 2 [Line Items]
Reverse stock split						(7,500 before the 1-100 and 1-7 reverse splits)
Stock Options [Member]
Share Capital (Details) - 2 [Line Items]
Reverse stock split						1-100 and 1-7 reverse splits				(20,000 before the 1-100 and 1-7 reverse splits)
Reverse split						(27,500 before the 1-100 and 1-7 reverse splits) taking place on the date of the grant and 11 equal quarterly vesting of 39 27,500 before the 1-100 and 1-7 reverse splits)
RSU's Vested						39
Exercise price of common shares (in Dollars) | $								$ 721
Exercise price (in Dollars per share) | $ / shares													$ 2.3
Stock Options [Member] | Quarterly [Member]
Share Capital (Details) - 2 [Line Items]
RSU's Vested						27,500
Restricted Share Units [Member]
Share Capital (Details) - 2 [Line Items]
Reverse stock split						1-100 and 1-7 reverse splits
RSU's Vested						90,000
Description of restricted share						the remaining 129 (90,000 before the 1-100 and 1-7 reverse splits) RSU’s vest quarterly with the first vesting of 11 (7,500 before the 1-100 and 1-7 reverse splits) taking place on the date of the grant and 11 equal quarterly vesting of 11 (7,500 before the 1-100 and 1-7 reverse splits) RSU’s per quarter thereafter. Of these 471 (330,000 before the 1-100 and 1-7 reverse splits) stock options granted, they vest quarterly with the first vesting of 39 (27,500 before the 1-100 and 1-7 reverse splits) taking place on the date of the grant and 11 equal quarterly vesting of 39 27,500 before the 1-100 and 1-7 reverse splits) RSU’s per quarter thereafter. The fair value of these options on the date of the grant is $173,191 ($367.71-$0.5248 before the 1-100 and 1-7 reverse splits per share).
Number of shares issued							343
Exercise price of common shares (in Dollars) | $							$ 770
Restricted Share Units [Member] | Share Based Payment Arrangement Vesting Tranche Two [Member]
Share Capital (Details) - 2 [Line Items]
Number of shares issued								214
Restricted Share Units [Member] | Common Shares [Member]
Share Capital (Details) - 2 [Line Items]
RSU's Vested						30,000
Restricted Share Units [Member] | One to Hundred and One to Seven Reverse Splits Four [Member]
Share Capital (Details) - 2 [Line Items]
Reverse stock split						(7,500 before the 1-100 and 1-7 reverse splits)
Number of shares issued							240,000
Director [Member] | Restricted Share Units [Member]
Share Capital (Details) - 2 [Line Items]
Number of shares issued								450,000
Exercise price (in Dollars per share) | $ / shares								$ 1.03
Director [Member] | Restricted Share Units [Member] | Share Based Payment Arrangement Vesting Tranche Two [Member]
Share Capital (Details) - 2 [Line Items]
Number of shares issued								150,000
Director [Member] | Restricted Share Units [Member] | Quarterly [Member]
Share Capital (Details) - 2 [Line Items]
Number of shares issued								1,800,000
Director [Member] | Restricted Share Units [Member] | Quarterly [Member] | Share Based Payment Arrangement Vesting Tranche One [Member]
Share Capital (Details) - 2 [Line Items]
Number of shares issued								214
Director [Member] | Restricted Share Units [Member] | One to Hundred and One to Seven Reverse Splits Four [Member] | Quarterly [Member] | Share Based Payment Arrangement Vesting Tranche One [Member]
Share Capital (Details) - 2 [Line Items]
Number of shares issued								150,000
Employee [Member] | Second Vesting [Member] | Quarterly [Member]
Share Capital (Details) - 2 [Line Items]
Number of shares issued							48,750
Employee [Member] | Restricted Share Units [Member]
Share Capital (Details) - 2 [Line Items]
Number of shares issued							585,000
Employee [Member] | Restricted Share Units [Member] | Share Based Payment Arrangement Vesting Tranche One [Member]
Share Capital (Details) - 2 [Line Items]
Number of shares issued							48,750
Employee [Member] | Restricted Share Units [Member] | Quarterly [Member] | Share Based Payment Arrangement Vesting Tranche One [Member]
Share Capital (Details) - 2 [Line Items]
Number of shares issued							70
Employee [Member] | Restricted Share Units [Member] | Second Vesting [Member] | Quarterly [Member]
Share Capital (Details) - 2 [Line Items]
Number of shares issued							70
Consultants [Member] | Restricted Share Units [Member]
Share Capital (Details) - 2 [Line Items]
Number of shares issued						129
Consultants [Member] | Restricted Share Units [Member] | Share Based Payment Arrangement Vesting Tranche One [Member]
Share Capital (Details) - 2 [Line Items]
Number of instruments granted in share-based payment arrangement						7,500
Consultants [Member] | Restricted Share Units [Member] | Quarterly [Member]
Share Capital (Details) - 2 [Line Items]
Number of shares issued						90,000